Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2022
Labor and social obligations
Schedule of labor and social obligations

	2022	2021
Bonuses (a)	38,206	30,789
Payroll and social charges (b)	16,836	96,343
Payroll accruals	25,638	24,225
Other labor	9,815	6,905
	90,495	158,262
Current	89,044	157,601
Non-current	1,451	661

Summary of movements of outstanding shares of restricted stock

	Number of
	restricted
	stock units
	2022	2021
Outstanding at beginning of the year	142,184	161,231
Granted (a)	778,705	251,555
Vested (b)	(179,860)	(177,331)
Restricted stocks units delivered	(207,804)	(92,561)
Effectively forfeited	(77,208)	(710)
Estimated forfeited	(32,101)	—
Outstanding at end of the year	423,916	142,184
(a)	These shares granted are adjusted accordingly to a performance program, which can increase or reduce the number of shares that will be transferred after the vesting period.
(b)

Refers to the total number of shares whose vesting period was fulfilled as defined in the contract (anniversary date), but not yet transferred to the beneficiaries on December 31, 2022. Restricted shares will be transferred to the participant only after the vesting period has been completed or in the event of contractual termination.

Summary of grant date fair value of equity instruments

Final vesting	Quantity of	Total shares
date	stocks	outstanding
28/09/2019	197,951	—
30/06/2020	3,086	—
28/09/2020	215,709	—
31/03/2021	14,713	—
30/06/2021	3,181	—
28/09/2021	216,709	—
30/09/2021	1,967	—
31/12/2021	92,915	—
31/03/2022	32,775	—
30/06/2022	8,779	—
28/09/2022	18,758	—
30/09/2022	124,069	—
31/12/2022	190,998	—
31/03/2023	39,179	20,552
28/09/2023	1,000	—
30/09/2023	146,549	130,246
31/03/2024	43,879	13,324
30/09/2024	142,409	126,424
31/03/2025	22,500	1,297
30/09/2025	134,482	119,287
30/09/2026	14,200	12,786
Total	1,665,808	423,916